Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Time Deposits [Line Items]
Time certificates of deposit and other time deposits issued by domestic and foreign offices	$ 118,849	$ 130,600
Time Deposits, Fiscal Year Maturity [Abstract]
2020	88,259
2021	15,429
2022	6,055
2023	4,130
2024	1,906
Thereafter	3,070
Total	118,849	130,600
Deposits (Textuals) [Abstract]
Demand deposit overdrafts as loan balances	542	624
Domestic [Member]
Time Deposits [Line Items]
Time Deposits, $100,000 or More	43,732	42,500
Time Deposits, $250,000 or more	34,600	37,100
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
Three months or less	18,759
After three months through six months	10,583
After six months through twelve months	11,766
After twelve months	2,624
Non-U.S. [Member]
Time Deposits [Line Items]
Time Deposits, $100,000 or More	4,000	4,600
Time Deposits, $250,000 or more	$ 4,000	$ 4,600